Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Taxes [Abstract]
Schedule of components of income tax
	2014	2013
Current:
Federal	$-	$-
State	$-	$-
Deferred benefit	$(428,282)	$(80,135)
Change in valuation allowance	$428,282	$80,135
Income tax expense	$-	$-

Schedule Of components of the deferred tax assets
	2014	2013

Net operating loss carry forwards	631,615	$173,374
Stock-based compensation	96,150	86,250
Valuation allowance	(727,765)	(259,624)
Net deferred tax assets	$-	$-